Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
General
a.	General:
Operations
Teva Pharmaceutical Industries Limited (the “Parent Company”), together with its subsidiaries and associated companies (the “Company,” “Teva” or the “Group”), is engaged in the development, manufacturing, marketing and distribution of generics, innovative medicines and biopharmaceuticals. The majority of the Group’s revenues are in the United States and Europe.
Basis of presentation and use of estimates
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity and disclosure of contingent liabilities and assets at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.
In preparing the Company’s consolidated financial statements, management also considered the economic implications of inflation expectations on its critical and significant accounting estimates. Actions taken to address macroeconomic developments such as decisions regarding interest rates in the countries in which Teva operates, as well as their economic impact on Teva’s third-party manufacturers and suppliers, customers and markets, could also impact such estimates and may change in future periods. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to: determining the valuation and recoverability of IPR&D and long-lived assets, marketed product rights and goodwill, assessing sales reserves and allowances in the United States, uncertain tax positions, valuation allowances and contingencies. Some of these estimates could be impacted by higher costs and the ability to pass on such higher costs to customers, which is highly uncertain.
In preparing the Company’s consolidated financial statements, management also considered the impact of geopolitical conflicts and developments, including in the Middle East and in Russia and Ukraine. Other than the impact on the goodwill impairment charge in its International Markets reporting unit recorded in the second quarter of 2023 resulted from the sustained conflict between Russia and Ukraine, the impact of these conflicts on Teva’s results of operation and financial condition continued to be immaterial as of December 31, 2025.
Certain amounts in the consolidated financial statements and associated notes may not add up due to rounding. All percentages have been calculated using unrounded amounts.
Functional currency
A major part of the Group’s operations is carried out by the Company in the United States, Israel and certain other countries. The functional currency of these entities is the U.S. dollar (“dollar” or “$”).
The functional currency of certain subsidiaries and associated companies is their local currency. The financial statements of those companies are included in the consolidated financial statements, translated into U.S. dollars. Assets and liabilities are translated at year-end
exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented as other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

In the event of a divestiture of a foreign subsidiary, the related foreign currency translation results net of related income taxes are reversed from equity to income. Foreign currency exchange gains and losses are included in net income (loss).
Principles of consolidation
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries, joint ventures and variable interest entities (“VIEs”) for which the Company is considered the primary beneficiary. For those consolidated entities where Teva owns less than 100%, the outside shareholders’ interests are shown as non-controlling
interests
in equity. Investments in affiliates over which the Company has significant influence but not a controlling interest, are carried on an equity basis.
For VIEs, the Company performs an analysis to determine whether the variable interests give a controlling financial interest in a VIE. The Company periodically reassesses whether it controls its VIEs.
Intercompany transactions and balances are eliminated on consolidation; profits from intercompany sales, not yet realized outside the Group, are also eliminated.

New accounting pronouncements

b.	New accounting pronouncements
Recently adopted accounting pronouncements
In September 2025, the FASB issued ASU
No. 2025-07
(“ASU
2025-07”),
Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606). The guidance refines the scope of Topic 815 by clarifying which contracts are subject to derivative accounting and expands the scope exception for certain contracts not traded on an exchange to include contracts for which settlement is based on operations or activities specific to one of the parties to the contract. The guidance also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. The amendments in ASU
2025-07
are effective for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Effective January 1, 2025, the company early adopted ASU
2025-07
on a modified retrospective basis. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In July 2025, the FASB issued ASU
2025-05,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating credit losses on accounts receivable and contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. The ASU is effective for annual periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Effective January 1, 2025, the company early adopted ASU
2025-05
on a prospective basis. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU
2023-09
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU
2023-09
address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU
2023-09
is effective for the Company’s annual reporting period beginning January 1, 2025. The Company has adopted this update on a prospective basis. The adoption of this guidance resulted in expanded disclosures in its consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted
In December 2025, the FASB issued ASU
2025-12
“Codification Improvements” to address suggestions received from stakeholders on the Accounting Standards Codification and to make other incremental improvements to U.S. GAAP. The update represents changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments make the Codification easier to understand and apply. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In December 2025, the FASB issued ASU
2025-11,
“Interim Reporting (Topic 270) Narrow-Scope Improvements.” The amendments in this Update clarify interim disclosure requirements and the applicability of Topic 270. The objective of the update is to provide clarity about current interim requirements. The amendments in this update also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in this ASU are required to be adopted for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In November 2025, the FASB issued ASU
2025-09
to amend the guidance in “Derivatives and Hedging” (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial
items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In September 2025, the FASB issued ASU
2025-06,
“Intangibles—Goodwill and
Other—Internal-Use
Software (Topic
350-40):
Targeted Improvements.” This ASU
2025-06
provides updated guidance clarifying the capitalization of costs related to internal-use
software, including enhanced guidance on cloud computing arrangements. ASU
2025-06
is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In May 2025, the FASB issued ASU
2025-03
“Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which amends the guidance for determining the accounting acquirer in certain transactions. The guidance should be applied prospectively. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The adoption of this guidance will affect acquisition transactions of variable interest entities that occur after the initial application date.
In November 2024, the FASB issued ASU
2024-03
“Income Statement: Reporting Comprehensive Income—Expense Disaggregation Disclosures,” which requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement, as well as disclosures about selling expenses. ASU
2024-03
is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In

October 2023, the FASB issued ASU
2023-06
“Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative,” which incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“Codification”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification topics, allow investors to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. The amendments in this ASU should be applied prospectively. For all entities within the scope of the affected Codification subtopics, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation
S-X
or Regulation
S-K,
the pending content of the associated amendment will be removed from the Codification and will not become effective for any entities. The Company does not expect ASU
2023-06
to have a material impact on its consolidated financial statements

Acquisitions
c.	Acquisitions:
The Company makes a determination whether a transaction should be accounted for as a business combination or as an asset acquisition in accordance with ASC 805, Business Combinations.
In a business combination, the acquisition method of accounting generally requires that the assets acquired and liabilities assumed be recorded as of the date of the acquisition at their respective fair values. Amounts allocated to acquired in-process
research and development are capitalized as indefinite-lived intangible assets. Any excess of the purchase price (consideration transferred), including the fair value of any contingent consideration and any non-controlling interest
in the acquire, over the fair values of net assets acquired is recorded as goodwill. Contingent consideration obligations that are classified as liabilities, are recorded at fair value as of the acquisition date and remeasured each subsequent reporting period until the contingencies have been resolved, with any adjustments in fair value recognized in earnings under other asset impairments, restructuring and other items. Transaction costs are expensed as incurred.
If it is determined that the assets acquired do not meet the definition of a business, or if substantially all of the fair value of the assets acquired are concentrated in a single identifiable asset, then the transaction is accounted for as an asset acquisition rather than a business combination. In an asset acquisition, assets acquired are recorded at cost which is generally allocated to the assets on a relative fair value basis. Goodwill is not recognized, and acquired in-process
research and development with no alternative future use is charged to expense.
The fair value of contingent consideration liabilities acquired as part of business combination is determined at the acquisition date using unobservable inputs in accordance with ASC 805, Business Combinations. These inputs include the estimated amount and timing of projected cash flows, the probability of success (achievement of the contingent event) and the risk-adjusted discount rate used to present value the probability-weighted cash flows. Subsequent to the acquisition date, at each reporting period until the contingency is resolved, the contingent consideration liability is remeasured at current fair value with changes (either expense or income) recorded in earnings under other asset impairments, restructuring and other items. Significant events that increase or decrease the probability of achieving development and regulatory milestones or that increase or decrease projected cash flows will result in corresponding increases or decreases in the fair values of the related contingent consideration obligations.

Collaborative arrangements
d.	Collaborative arrangements:
The Company enters into collaborative arrangements, typically with other pharmaceutical or biotechnology companies, to develop and commercialize drug candidates or intellectual property. These arrangements typically involve two (or more) parties who are active participants in the collaboration and are exposed to significant risks and rewards dependent on the commercial success of the activities. These collaborations usually involve various activities by one or more parties, including research and development, marketing and selling and distribution. Often, these collaborations require upfront, milestone and royalty or profit share payments, contingent upon the occurrence of certain future events linked to the success of the asset in development.
The Company recognizes revenue generated and costs incurred on sales to third parties as it relates to collaborative agreements on a gross or net basis. When the Company is the principal in sales transactions with third parties, the Company recognizes sales, cost of sales and selling, general and administrative expenses on a gross basis. Profit sharing amounts it pays to its collaborative partners are recorded within cost of sales. When the collaborative partner is the principal on sales transactions with third parties, the Company records profit sharing amounts received from its collaborative partners on a net basis.
Research and development costs the Company incurs related to collaborations are recorded within research and development expenses. Cost reimbursements to the collaborative partner or payments received from the collaborative partner to share these costs pursuant to the terms of the collaboration agreements are recorded as increases or decreases to research and development expenses.
In addition, the terms of the collaboration agreements may require the Company to make payments based upon the achievement of certain developmental, regulatory approval or commercial milestones. Upfront and milestone payments payable by the Company to collaborative partners prior to regulatory approval are expensed as incurred and included in Research and development expenses. Payments due to collaborative partners upon or subsequent to regulatory approval are capitalized as an intangible asset and amortized to Cost of sales over the estimated useful life of the corresponding intangible asset, provided that future cash flows support the amounts capitalized. Sales-based milestones payable by the Company to collaborative partners are accrued and capitalized, subject to cumulative amortization catch-up,
when determined to be probable of being achieved by the Company and when reasonably estimable. The amortization catch-up
is calculated either from the time of the first regulatory approval for indications that were unapproved at the time the collaboration was formed, or from the time of the formation of the collaboration for approved products. The related intangible asset that is recognized is amortized to Cost of sales over its remaining useful life, subject to impairment testing.

Equity securities
e.	Equity securities:
The Company measures equity securities at fair value, with changes in fair value recognized in net income, in accordance with ASC 321, Investments—Equity Securities. For equity investments that do not have a readily determinable fair value and are not accounted for under the equity method or consolidated, the Company elects the measurement alternative. Under this approach, such investments are carried at cost, less any impairment, and adjusted for observable price changes in orderly transactions for an identical or similar investment of the same issuer. Impairment assessments are performed each reporting period when indicators of impairment exist. Dividend income is recognized as earned, to the extent it represents a distribution of the investee’s accumulated earnings; other distributions are treated as a return of investment and reduce the carrying amount of the investment.

Fair value measurement
f.	Fair value measurement:
The Company measures certain assets and liabilities in accordance with ASC 820, Fair Value Measurement.. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
The Company’s valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs whenever possible and considers factors such market conditions and counterparty credit risk.

Cash and cash equivalents
g.	Cash and cash equivalents:
All highly liquid investments, which include short-term bank deposits and money market instruments, that are not restricted as to withdrawal or use, and investment in short-term debentures, the period to maturity of which did not exceed three months at the time of investment, are considered to be cash equivalents.

Restricted cash
h.	Restricted cash:
Restricted cash represents amounts which are legally restricted to withdrawal or usage and is presented in the Consolidated Balance Sheet under other current assets.
Accounts receivables
i.	Accounts Receivables:
Accounts receivables are recorded net of allowance for credit losses. The Company maintains the allowance for estimated credit losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable based on current conditions as of the balance sheet date in accordance with
ASC 326-20-30-10C
and ASC
326-20-30-10D.
The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses and economic and market conditions.
Write-off
activity and recoveries for the periods presented were not material.
The Company elected to apply the practical expedient provided in ASU
2025-05
as described above.

Concentration of credit risks
j.	Concentration of credit risks:
Most of Teva’s cash and cash equivalents, along with investment in securities, on December 31, 2025 were deposited with European, U.S. and Israeli banks and financial institutions and were comprised mainly of money market funds investments and cash deposits.
The U.S. market constituted approximately 53%
of Teva’s consolidated revenues in 2025. The exposure of credit risks relating to other trade receivables outside the U.S. is limited, due to the relatively large number of group customers and their wide geographic distribution. Teva performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. From time to time, the Company may choose to purchase trade credit insurance.

Inventories
k.	Inventories:
Inventories are valued at the lower of cost or net realizable value. Cost of raw and packaging materials, purchased products, manufactured finished products, products in process and capitalized production costs are determined predominantly on a standard cost basis, approximating actual costs. Other methods which are utilized for determining the value of inventories are moving average, cost basis and the first in first out method. Teva regularly reviews its inventories for obsolescence and other impairment risks and reserves are established when necessary.
Inventories acquired in a business combination are
stepped-up
to their estimated fair value and amortized to cost of sales as that inventory is sold or written off.

Long-lived assets, goodwill and other indefinite-lived intangible assets
l.	Long-lived assets, other indefinite-lived intangible assets and goodwill:
Long-lived assets
Teva’s long-lived,
non-current
assets are comprised mainly of identifiable intangible assets that are subject to amortization, property, plant and equipment, and operating lease right-of-use
(“ROU”) assets. All long-lived assets with finite lives are monitored for impairment indicators throughout the year in accordance with
ASC 360-10,
Impairment or Disposal of Long-Lived Assets, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such evaluation indicates that the carrying amount of the asset (or asset group) is not recoverable, the assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value.
Property, plant and equipment
Property, plant and equipment are stated at cost, after deduction of the related investment grants, and depreciated using the straight-line method over the estimated useful life of the assets: buildings, mainly 40 years; machinery and equipment, mainly 20 years; and other assets (such as computer equipment, internal-used software, and assets under constructions) between 5 to 10 years.
For property, plant and equipment, whenever impairment indicators are identified, Teva reconsiders the asset’s estimated life, calculates the undiscounted value of the asset’s cash flows and compares such value against the asset’s carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value.
Lease
right-of-use
(ROU) assets
See note 8 and note 1dd for further discussion.
Identifiable intangible assets
Identifiable intangible assets are comprised of definite and indefinite life intangible assets.
Definite life intangible assets primarily include acquired product rights and other rights related to products approved by the FDA or the equivalent regulatory agencies in other countries. These assets are amortized using mainly the straight-line method over their estimated period of useful life or based on economic benefit models when they better reflect the expected cash flow patterns. Amortization of acquired product rights is recorded under cost of sales, while amortization of marketing and distribution rights, if separable, is recorded under selling and marketing expenses (“S&M”).

Indefinite life intangible assets, primarily IPR&D assets, are monitored for research and development progress, clinical trial outcomes, and regulatory approvals to identify any triggering events for impairment.
IPR&D acquired in a business combination is capitalized as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned. In the reporting periods where they are treated as indefinite life intangible assets, they are not amortized but rather are monitored triggering events and tested for impairment at least on an annual basis in the second quarter of the fiscal year. Upon completion of the related research and development efforts, management determines the useful life of the intangible assets and amortizes them accordingly. In case of abandonment or a reduction in the expected realizable value of the asset, the related research and development assets are impaired. Acquired IPR&D, not in a business combination, is expensed on its acquisition date unless it has an alternative future use.
Definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be recoverable. Whenever impairment indicators are identified, Teva reconsiders the asset’s estimated life, calculates the undiscounted value of the asset’s or asset group’s cash flows and compares such value against the asset’s or asset group’s carrying amount. If the carrying amount is greater, Teva records an impairment loss for the excess of book value over fair value based on the discounted cash flows.
For indefinite life intangible assets, Teva tests for impairment on an annual basis, in the second quarter of the fiscal year, or more frequently if facts and circumstances indicate an asset is more likely than not impaired, as required by ASC 350, intangibles–Goodwill and Other. Teva determines the fair value of the asset based on discounted cash flows and records an impairment loss if its carrying value exceeds fair value.
In determining the estimated fair value of identifiable intangible assets, Teva utilized a discounted cash flow model. The key assumptions within the model related to forecasting future revenue and operating income, an appropriate discount rate and an appropriate terminal value based on the nature of the long-lived asset. Teva’s updated forecasts of net cash flows for the impaired assets reflect, among others, the following: (i) for IPR&D assets, the impact of changes to the development programs, the projected development and regulatory timeframes and the risks associated with these assets; and (ii) for product rights, pricing and volume projections, as well as patent life and any significant changes to the competitive environment.
Goodwill
Goodwill reflects the excess of the consideration transferred, including the fair value of any contingent consideration and any non-controlling
interest in the acquiree, over the assigned fair values of the identifiable net assets acquired as part of a business combination. Goodwill is not amortized and is assigned to reporting units and tested for impairment on an annual basis in the second quarter of the fiscal year, or more frequently, if facts and circumstances indicate an asset is more likely than not impaired, as required by ASC 350, intangibles–Goodwill and Other.
The goodwill impairment test is performed according to the following principles:

1.	An initial qualitative assessment may be performed to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.

2.
If Teva concludes it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a quantitative fair value test is performed. An impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized.

An interim goodwill impairment test may be required in advance or after of the annual impairment test if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For example, a substantial decline in Teva’s market capitalization, unexpected adverse business conditions, economic factors and unanticipated competitive activities may indicate that an interim impairment test is required. In the event that the Company’s market capitalization declines below its book value, Teva considers the length and severity of the decline and the reason for the decline when assessing whether potential goodwill impairment exists.
Assets and liabilities held for sale
Assets and liabilities classified as held for sale are measured at the lower of their carrying amount or fair value, less costs to sell.
Non-current
assets included in assets held for sale are not subject to depreciation or amortization while classified as held for sale. These assets and liabilities are presented separately within current assets and current liabilities on the Consolidated Balance Sheets.

Contingencies
m.	Contingencies:
The Company is involved in various patent, product liability, commercial, government investigations, environmental claims and other legal proceedings that arise from time to time in the ordinary course of business. Except for income tax contingencies, contingent consideration, other contingent liabilities incurred or acquired in a business combination, Teva records accruals for these types of contingencies to the extent that Teva concludes their occurrence is probable and that the related liabilities are reasonably estimable. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Teva records anticipated recoveries under existing insurance contracts that are probable of occurring at the gross amount that is expected to be collected, subject to a limitation that such anticipated recoveries do not exceed the related loss recognized. When applicable, the Company classifies the effects of the passage of time on the net present value of discounted legal accruals as legal expense. Legal costs are expensed as incurred.
The Company recognizes gain contingencies when they are realized or when all related contingencies have been resolved.

Treasury shares
n.	Treasury shares:
Treasury shares are presented as a reduction of Teva shareholders’ equity and carried at their cost to Teva, under treasury shares.
Stock-based compensation

o.	Stock-based compensation:
Teva accounts for grants of equity awards to employees in accordance with ASC 718, Compensation—Stock Compensation. Teva recognizes stock-based compensation expense for equity grants under the Teva’s long-term incentive plans (including stock options, restricted share units (“RSUs”) and performance share units (“PSUs”). The grant-date fair value of an award is primarily recognized as compensation expense using a straight-line attribution method over the award’s requisite service period.

Teva uses the Black-Scholes model to compute the estimated fair value of stock option awards. Additionally, Teva uses a Monte Carlo simulation to compute the estimated fair value of PSUs that are subject to vesting based on the Company’s attainment of pre-established
criteria that include a market condition. The fair value of the RSUs is based on the market value of the underlying stock at the date of grant, less the present value of expected dividends not received during the vesting period, if applicable.
For performance-based restricted stock units that contain a performance condition, Teva recognizes stock-based
compensation expense if and when the Company determines that it is probable the performance condition will be achieved. If Teva subsequently determines that the performance criteria are not met or are not expected to be met, any amounts previously recognized as compensation expense are reversed in the period when such determination is made.
Teva accounts for forfeitures of share-based awards, RSUs and PSUs, at the time they occur.

Deferred income taxes
p.	Deferred income taxes:
Teva accounts for deferred income taxes using the “asset and liability” method in accordance with ASC 740, Income taxes, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. Under ASC 740, a valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that a portion of the deferred income tax assets will not be realized. In determining whether a valuation allowance is needed, Teva considers all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions. Deferred income tax liabilities and assets are classified as non-current.
Tax has not been provided on taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally Teva’s intention to hold these investments, not to realize them. The determination of the amount of related unrecognized deferred tax liability is not practicable.

Uncertain tax positions
q.	Uncertain tax positions:
Teva records uncertain tax positions in accordance with ASC 740, Income taxes, on the basis of a two-step
approach in which (1) Teva determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, Teva recognize the largest amount of tax benefit or expense that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Teva regularly re-evaluates
its tax positions based on developments in its tax audits, statute of limitations expirations, changes in tax laws and new information that can affect the technical merits and change the assessment of Teva’s ability to sustain the tax benefit. In addition, Teva classifies interest and penalties recognized in the financial statements relating to uncertain tax position under the income taxes line item.
Provisions for uncertain tax positions, whereas Teva has net operating losses to offset additional income taxes that would result from the settlement of the tax position, are presented as a reduction of the deferred tax assets for such net operating loss.

Derivatives and hedging
r.	Derivatives and hedging:
The Group carries out transactions involving derivative financial instruments (mainly forward exchange contracts, currency options, cross-currency swap contracts, interest rate swap contracts and treasury locks). The transactions are designed to hedge the Company’s currency and interest rate exposures. The Company does not enter into derivative transactions for trading purposes.
All derivatives are recognized on the Consolidated Balance Sheet at fair value in accordance with ASC 815, Derivatives and Hedging.
Fair value hedges: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item attributable to the hedged risk is recognized in financial expenses, net in the statements of income in the period that the changes in fair value occur.
Cash-flow hedges: For derivative instruments that are designated and qualify as a cash-flow hedge, the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings.
Net-investment
hedges: For derivative instruments that are designated as
net-investment
hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income. The effective portion is determined by looking into changes in the spot exchange rate. The change in fair value attributable to changes other than those due to fluctuations in the spot exchange rate are excluded from the assessment of hedge effectiveness and are recognized in the statement of income under financial expenses, net.
For derivative instruments that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of the cash flows from the underlying hedged items that these derivatives are hedging.
Derivative instruments that do not qualify for hedge accounting are recognized on the balance sheet at their fair value. Gains and losses on foreign exchange contracts related to balance sheet items are recognized in earnings within “Financial expenses, net,” offsetting the revaluation of the underlying items. For economic hedges of projected revenues and expenses, changes in fair value are recognized in the same line item as the underlying exposure, typically within “Revenues”. The cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

Revenue recognition
s.	Revenue recognition:
A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.
Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

The amount of consideration to which Teva expects to be entitled varies as a result of rebates, chargebacks, returns and other sales reserves and allowances (“SR&A”) that the Company offers to its customers and their customers, as well as the occurrence or nonoccurrence of future events, including milestone events. Variable consideration is recorded by the Company concurrently with the satisfaction of performance obligations to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Estimates of variable consideration are based on historical experience and the specific terms in the individual agreements (which the Company believes approximates expected value). Rebates and chargebacks are the largest components of SR&A. If a minimum cannot be reasonably estimated, such revenue may be deferred to a future period when better information is available. For further description of SR&A components and how they are estimated, see “Variable Consideration” below.
Shipping and handling costs, after control of the product has transferred to a customer, are accounted for as a fulfillment cost and are recorded under S&M expenses. Shipping and handling costs to end customers, were $107 million, $119 million and $124 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Teva does not adjust the promised amount of consideration for the effects of a significant financing component since the Company expects, at contract inception, that the period between the time of transfer of the promised goods or services to the customer and the time the customer pays for these goods or services to be generally one year or less, based on the practical expedient. The Company’s credit terms with customers typically range from thirty to ninety days.
Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes).
The Company generally recognizes the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. The costs are recorded under S&M expenses. Similarly, Teva does not disclose the value of unsatisfied performance obligations for contracts with original expected duration of one year or less.
Nature of revenue streams
Revenue from sales of goods, including sales to distributors, is recognized when the customer obtains control of the product. This generally occurs when products are shipped once the Company has a present right to payment and legal title, and risk and rewards of ownership are obtained by the customer.
Licensing arrangements performance obligations generally include intellectual property (“IP”) rights, certain R&D and contract manufacturing services. The Company accounts for IP rights and services separately if they are distinct – i.e. if they are separately identifiable from other items in the arrangement and if the customer can benefit from them on their own or with other resources that are readily available to the customer. The consideration is allocated between IP rights and services based on their relative stand-alone selling prices.
Revenue for distinct IP rights is accounted for based on the nature of the promise to grant the license. In determining whether the Company’s promise is to provide a right to access its IP or a right to use its IP, the Company considers the nature of the IP to which the customer will have rights. Revenue from functional IP is recognized at the point in time when control of the distinct license is transferred to the customer.
Revenue from sales-based milestones and royalties promised in exchange for a license of IP is recognized only when, or as, the later of subsequent sale or the performance obligation to which some or all of the sales-based
royalty has been allocated is satisfied.

Distribution revenues are derived from sales of third-party products for which the Company acts as distributor, mostly in the United States via Anda and in Israel via Salomon Levin and Elstein Ltd. (SLE). In the United States, the Company is generally the principal in these arrangements and therefore records revenue on a gross basis as it controls the promised goods before transferring these goods to the customer. In Israel, the Company is the agent in these arrangements and therefore records revenue on a net basis as it has no discretion in establishing prices for any specified goods or services, limited inventory risk and is not primarily responsible for contract fulfillment. Revenue is recognized when the customer obtains control of the products. This generally occurs when products are shipped once the Company has a present right to payment and legal title and risk and rewards of ownership are obtained by the customer.
Other revenues are primarily comprised of contract manufacturing services, sales of IP rights, sales of medical devices and other miscellaneous items. Revenue is recognized when the customer obtains control of such rights or products. This generally occurs when products are shipped, once the Company has a present right to payment and legal title and risk and rewards of ownership are obtained by the customer.
Trade receivables and contract liabilities
Trade receivables are presented net of allowance for credit losses, which include amounts billed and currently due from customers.
Contract liabilities are mainly comprised of deferred revenues (defined as obligations to provide products or services to customers when payment has been made in advance and delivery or performance has not yet occurred), which were immaterial as of December 31, 2025 and 2024.
Variable consideration
Variable consideration mainly includes SR&A, comprised of rebates (including Medicaid and other governmental program discounts), chargebacks, returns and other promotional (including shelf stock adjustments) items. Provisions for prompt payment discounts are netted against trade receivables.
The Company recognizes these provisions at the time of sale and adjusts them if the actual amounts differ from the estimated provisions. The following describes the nature of each deduction and how provisions are estimated:
Rebates
Rebates are primarily related to volume incentives and are offered to key customers to promote loyalty. These rebate programs provide that, upon the attainment of pre-established
volumes or the attainment of revenue milestones for a specified period, the customer receives a rebate. Since rebates are contractually agreed upon, they are estimated based on the specific terms in each agreement based on historical trends and expected sales. Externally obtained inventory levels and expected sales usage by contract are evaluated in relation to estimates made for rebates payable to indirect customers and managed care agreements.

Medicaid and Other Governmental Rebates
Pharmaceutical manufacturers whose products are covered by the Medicaid program are required to provide a rebate to each state as a percentage of their average manufacturer’s price for generic products dispensed and “best price” for innovative products dispensed. Many states have also implemented supplemental rebate programs that obligate manufacturers to pay rebates in excess of those required under federal law. The Company estimates these rebates based on historical trends of rebates paid, as well as on changes in wholesaler and retail inventory levels and increases or decreases in sales.
Chargebacks
The Company has arrangements with various third parties, such as managed care organizations and drug store chains, establishing prices for certain of Teva’s products. While these arrangements are made between the Company and the customers, the customers independently select a wholesaler from which they purchase the products. In certain cases, the wholesalers may enter into agreements with customers that establish the pricing of specific products, provided that Teva approves such agreements. Under either arrangement, Teva will issue a credit (referred to as a “chargeback”) to the wholesaler for the difference between the invoice price to the wholesaler and the customer’s contract prices. Provisions for chargebacks involve estimates of contract prices of over 2,000 products and multiple contracts with multiple wholesalers. Provisions for chargebacks involve estimates of usage by indirect buyers with varying contract prices and wholesaler inventory levels. The provision for chargebacks varies in relation to changes in product mix, pricing and the level of inventory at the wholesalers and, therefore, will not necessarily fluctuate in proportion to an increase or decrease in sales. Provisions for estimating chargebacks are calculated using historical chargeback experience and/or expected chargeback levels for new products and anticipated pricing changes. Teva considers current and expected price competition when evaluating the provision for chargebacks. Chargeback provisions are compared to externally obtained distribution channel reports for reasonableness. The Company regularly monitors the provision for chargebacks and makes adjustments when the Company believes that actual chargebacks may differ from estimated provisions.
Other Promotional Arrangements
Other promotional or incentive arrangements are periodically offered to customers, specifically related to the launch of products or other targeted promotions. Provisions are made in the period for which the Company can estimate the incentive earned by the customer, in accordance with the contractual terms. The Company regularly monitors the provision for other promotional arrangements and makes adjustments when it believes that the actual provision may differ from the estimated provisions.
Shelf Stock Adjustments
The custom in the pharmaceutical industry is generally to grant customers a shelf stock adjustment based on the customers’ existing inventory contemporaneously with decreases in the market price of the related product. The most significant of these relate to products for which an exclusive or semi-exclusive period exists. Provisions for price reductions depend on future events, including price competition, new competitive launches and the level of customer inventories at the time of the price decline. Teva regularly monitors the competitive factors that influence the pricing of its products and customer inventory levels and adjust these estimates where appropriate.
Returns
Returns primarily relate to customer returns of expired products which, the customer has the right to return up to one year following the expiration date. Such returned products are destroyed and credits and/or refunds are issued to the customer for the value of the returns. Accordingly, no returned assets are recoded in connection with those products. The returns provision is estimated by applying a historical return rate to the amounts of revenue estimated to be subject to returns. Revenue subject to returns is estimated based on the lag time from time of sale to date of return. The estimated lag time is developed by analyzing historical experience. Additionally, The Company considers specific factors, such as estimated levels of inventory in the distribution channel, product dating and expiration, size and maturity of launch, entrance of new competitors, changes in formularies or packaging and any changes to customer terms, for determining the overall expected levels of returns.
Prompt Pay Discounts
Prompt pay discounts are offered to most customers to encourage timely payment. Discounts are estimated at the time of invoice based on historical discounts in relation to sales. Prompt pay discounts are almost always utilized by customers. As a result, the actual discounts do not vary significantly from the estimated amount.

Research and development
t.	Research and development:
Research and development (R&D) costs are expensed as incurred in accordance with ASC 730, Research and Development Arrangements.
Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met.
When the Company enters into an arrangement with another party to fund its R&D costs, the Company assesses whether the funding represents a liability or a contract to perform R&D services for others. If repayment is required regardless of the outcome, the Company recognizes a liability. If repayment is contingent on successful results or not required, the funding is accounted for as a contract to perform R&D services, and a reduction of R&D expense is recognized as related costs are incurred.
Advance payments for goods or services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as an expense as the related goods are used or the services are rendered.
Research and development
in-process
acquired as part of an asset purchase, which has not reached technological feasibility and has no alternative future use, is expensed as incurred.

Advertising costs
u.	Advertising costs:
Advertising costs are expensed as incurred. Advertising costs for the years ended December 31, 2025, 2024 and 2023 were $309 million, $259 million and $162 million, respectively.
Restructuring
v.	Restructuring:
Restructuring provisions are recognized for the direct expenditures arising from restructuring initiatives, where the plans are sufficiently detailed and where appropriate communication to those affected has been made, in accordance with ASC 420, Exit or Disposal Cost Obligations.
Costs for
one-time
termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.
Contractual termination benefits are provided to employees when employment is terminated due to an event specified in the provisions of an existing plan or agreement. A liability is recorded and the expense is recognized when it is probable that employees will be entitled to the benefits and the amount is reasonably estimable.

Special termination benefits arise when the Company offers, for a short period of time, to provide certain additional benefits to employees electing voluntary termination. A liability is recorded and the expense is recognized in the period the employees irrevocably accept the offer and the amount of the termination liability is reasonably estimable.

Segment reporting
w.	Segment reporting:
The Company’s business includes three reporting segments based on three geographical areas:

(a)	United States segment.

(b)	Europe segment, which includes the European Union, the United Kingdom and certain other European countries.

(c)	International Markets segment, which includes all countries in which Teva operates other than those in the United States and Europe segments.
Each business segment manages the entire product portfolio in its region, including generic products, innovative medicines and over-the-counter
(“OTC”) products.
In addition to these three segments, Teva has other sources of revenues included in Other Activities, primarily Teva’s distribution business in the United States through Anda, the sale of APIs to third parties, an out-licensing
platform offering a portfolio of products to other pharmaceutical companies through its affiliate Medis and certain contract manufacturing services.
In alignment with Teva’s Pivot to Growth strategy, commencing January 1, 2026, Anda is no longer reported under Teva’s United States segment. This shift allows the United States segment to continue to manage its entire product portfolio in the region, while strengthening focus on its biopharmaceutical business, growth engines and innovation. As a result, from that date, Anda is reported as part of the Company’s Other Activities. Prior period amounts were recast to reflect the change to the composition of the Company’s reportable segments. See also notes 3 and 19.

Earnings per share
x.	Earnings per share:
Basic earnings (loss) per share are computed by dividing net income (loss) attributable to Teva’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.
In computing diluted earnings per share, basic earnings per share are adjusted to by giving effect to all potential dilution that could occur upon: (i) the exercise of options and non-vested
RSUs and PSUs granted under employee stock compensation plans using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the
“if-converted”
method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weight ed
average number of shares issuable upon assumed conversion of the debentures.

Securitization and factoring
y.	Securitization and factoring
Teva accounts for transfers of its trade receivable as sales when it has surrendered control over the related assets in accordance with ASC Topic 860 “Transfer and Servicing” of Financial Assets. Whether control has been relinquished requires, among other things, an evaluation of relevant legal considerations and an assessment of the nature and extent of the Company’s continuing involvement with the assets transferred. Assets obtained and liabilities incurred in connection with transfers reported as sales are initially recognized in the balance sheet at fair value. Refer to note 10f.

Supplier finance program
z.	Supplier finance program
When the Company enters into a supplier finance arrangement, it assesses whether the obligation should be classified as accounts payable or as debt, based on the substance of the arrangement and any changes in terms or conditions in accordance with ASC
405-50,
Supplier Finance Programs. If the original trade payable terms remain unchanged and the Company’s obligation is not legally modified, the liability continues to be classified as accounts payable. If the arrangement results in a substantive change in terms or creates a financing component, the obligation is classified as debt.

Under each program, participating suppliers may elect to receive early payment on their inv
o
ices from a third-party financial institution under terms agreed between the supplier and the financial institution. Amounts outstanding under such programs are presented within trade payables in the Consolidated Balance Sheet and payments are reflected in operating cash flows, when classification as accounts payable is appropriate.

Divestitures
aa.	Divestitures
The Company nets the proceeds on the divestitures of businesses and tangible assets with the carrying amount of the related assets and records gain or loss on sale within other income. Any contingent payments that are potentially due to the Company as a result of these divestitures are recorded when it is probable that a significant reversal of income will not occur, or in the case of a business, when such payments are realizable. For divestures of businesses, including divestitures of products that qualify as a business under ASC 805, Business Combinations, the Company reflects the relative fair value of goodwill associated with the businesses in the determination of gain or loss on sale.

Debt instruments
bb.	Debt instruments
Debt instruments are initially recognized at the fair value of the consideration received. Debt issuance costs are recorded on the consolidated balance sheet as a reduction of liability. The debt instruments are subsequently recognized at amortized cost using the effective interest method. Debt may be considered extinguished when it has been modified and the terms of the new debt instruments and old debt instruments are “substantially different” (as defined in the debt modification guidance in ASC
470-50
“Debt—Modifications and Extinguishments”). The Company classifies the current portion of long term debt as non-current
liabilities on the balance sheet when it has the intent and ability to refinance the obligation on a long-term basis, in accordance with ASC
470-50
“Debt”.

Leases
cc.	Leases
Teva determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC
842-10-25-2.
If any of these five criteria is met, Teva classifies the lease as a finance lease. Otherwise, Teva classifies the lease as an operating lease. When determining lease classification, Teva’s approach in assessing two of the mentioned criteria is: (i) generally, 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally, 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.
Operating leases are included in operating lease ROU assets, other current liabilities and operating lease liabilities in the consolidated balance sheet. Finance leases are included in property, plant and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheet.
ROU assets represent Teva’s right to use an underlying asset for the lease term and lease liabilities represent Teva’s obligation to make lease payments arising from the lease. Operating lease ROU and finance lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, which may include options to extend or terminate the lease, when it is reasonably certain at the commencement date whether the Company will or will not exercise the option to renew or terminate the lease. Teva uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

For finance leases, Teva recognizes interest on the lease liability separately from amortization of the assets in the consolidated statement of income. For operating leases, lease expenses are recognized on a straight-line basis over the lease term.
Teva elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, Teva does not recognize ROU assets or lease liabilities, but recognizes lease expenses over the lease term on a straight line basis. Teva also elected the practical expedient to not separate lease and non-lease
components for all of Teva’s leases, other than leases of real estate.
Lease terms will include options to extend or terminate the lease when it is reasonably certain that Teva will either exercise or not exercise the option to renew or terminate the lease.
Teva’s lease agreements have remaining lease terms ranging from 1 year to 74 years. Some of these agreements include options to extend the leases for up to 10 years and some include options to terminate the leases immediately. Certain leases also include options to purchase the leased property.
The depreciable life of leasehold improvements is limited by the expected lease term, unless there is a transfer of title or a purchase option for the leased asset reasonably certain of exercise.
Some of Teva’s vehicle lease agreements include rental payments based on the actual usage of the vehicles and other lease agreements include rental payments adjusted periodically for inflation. Teva’s lease agreements do not contain any material residual value guarantees.
Teva rents out or subleases certain assets to third parties, which has an immaterial impact on Teva’s consolidated financial statements.